Above / Below Market Acquired Charters (Tables)	12 Months Ended
Dec. 31, 2023
Above Below Market Acquired Charters
Above / Below market acquired time charters (Table)

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2022	$48,605	$(14,643)
(Amortization) / accretion	(16,285)	4,275
Carrying amount as at December 31, 2022	$32,320	$(10,368)
Additions	67,227	(94,889)
(Amortization) / accretion	(16,158)	15,267
Transfer to below market acquired charter associated with vessel held for sale	—	1,447
Carrying amount as at December 31, 2023	$83,389	$(88,543)

Above / Below market acquired time charters - Amortization Schedule (Table)

For the year ending December 31,	Above market acquired charters	Below market acquired charters
2024	$36,256	$(16,352)
2025	28,820	(14,338)
2026	18,313	(13,004)
2027	—	(13,004)
2028	—	(13,040)
Thereafter	—	(18,805)
Total	$83,389	$(88,543)